Form N-CSR Cover	6 Months Ended
Oct. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Opportunistic Municipal Securities Fund
Entity Central Index Key	0000797923
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025